JPMorgan Federal Money Market Fund Investment Objectives and Goals - Capital Shares [Member] - JPMorgan Federal Money Market Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: Capital/JFCXX* * The share class currently is not offered to the public.
Objective [Heading]	The Fund’s Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income while maintaining liquidity and stability of principal.